Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Goodwill [Line Items]
Equity method investment, impairment	¥ 0		¥ 0	¥ 0
Extended warranty service expense	10,413		7,702	676
Accrued warranty liability
Balance as of the beginning of the year	17,694		13,932	10,042
Warranty provision	26,247		8,467	10,766
Consumption	(15,516)		(4,705)	(6,876)
Balance as of the end of the year	¥ 28,425	$ 4,004,000	¥ 17,694	¥ 13,932
Minimum
Goodwill [Line Items]
Period for extended warranty	1 year	1 year
Maximum
Goodwill [Line Items]
Period for extended warranty	2 years	2 years
Oxigraf Inc.
Goodwill [Line Items]
Impairment on goodwill | $		$ 1,982,033